Off-Balance Sheet Arrangements	9 Months Ended
Sep. 30, 2013
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Off-Balance Sheet Arrangements

15. Off-Balance Sheet Arrangements

As of December 31, 2010, 2011, 2012, and September 30, 2013, the Company did not have any transactions, obligations or relationships that could be considered off-balance sheet arrangements.